PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses	$ 2,714,000	$ 1,894,000
Deposit on Contracts, Nordic Galaxy	9,000,000	9,000,000
Loans to seller, Nordic Galaxy	0	26,809,000
Deferred Financing Costs	653,000	653,000
Voyage in Progress, temporarily spot charters	5,233,000	0
Working Capital, cooperative arrangements	12,779,000	0
Other	1,389,000	1,416,000
Total at year end	31,768,000	39,772,000
Decrease in prepaid expenses	$ 8,000,000